INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred tax expense (income)		$ (29,206)	$ 8,544
Net deferred tax assets		43,716	48,146
2016 Mexican Tax Reform [Member]
Statement [Line Items]
Description of new provision in 2016 Mexican Tax Reform	In November 2015, the Mexican Tax Authorities enacted a new 2016 Mexican Tax Reform which introduced a provision that enables companies to settle a portion of its tax deconsolidation liability against past loss carryforwards that were reinstated by virtue of the Mexican Tax Reform of 2013. To claim this credit, the Company had to apply its past loss carryforwards at a discounted rate of 15% as compared to the Mexican corporate tax rate of 30%.
Reduction of deconsolidation tax liability	$ 14,700
Deferred tax expense (income)	6,700
Forfeiture of gross value of loss carryforwards	16,900
Unused tax credits for which no deferred tax asset recognised	$ 10,200
Entities that have had a loss for tax purposes in either 2016 or 2015, or both [Member]
Statement [Line Items]
Net deferred tax assets		43,700	48,100
Deductible temporary differences for which no deferred tax asset is recognised		$ 228,000	$ 489,100